Financial Instruments - Fair Value of the Commodity Risk Management Assets and Liabilities by Classification Level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ (21)	$ 5
Total losses included in (loss) earnings before income taxes	(1)	270
Level III | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(447)	(153)	$ (147)
Market price changes	(48)	23
Change in foreign exchange rates	(2)	(10)
Level III | Recurring fair value measurement | Heartland acqusition
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	3
Level III | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(261)	(49)
Level III | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	17	27
Level III | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Total losses included in (loss) earnings before income taxes	(246)	(32)
Unrealized losses included in (loss) earnings before income taxes relating to net assets (liabilities) held at year end	(294)	(9)
Level III | Hedge | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	0	0	0
Market price changes	0	0
Change in foreign exchange rates	0	0
Level III | Hedge | Recurring fair value measurement | Heartland acqusition
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Level III | Hedge | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Level III | Hedge | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Level III | Hedge | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Total losses included in (loss) earnings before income taxes	0	0
Unrealized losses included in (loss) earnings before income taxes relating to net assets (liabilities) held at year end	0	0
Level III | Non-hedge | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(447)	(153)	$ (147)
Market price changes	(48)	23
Change in foreign exchange rates	(2)	(10)
Level III | Non-hedge | Recurring fair value measurement | Heartland acqusition
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	3
Level III | Non-hedge | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(261)	(49)
Level III | Non-hedge | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	17	27
Level III | Non-hedge | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Total losses included in (loss) earnings before income taxes	(246)	(32)
Unrealized losses included in (loss) earnings before income taxes relating to net assets (liabilities) held at year end	$ (294)	$ (9)